Offerings - Offering: 1	Sep. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, $0.0001 par value per share
Amount Registered | shares	2,300,000
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 9,200,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,408.52
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”). Includes Class A ordinary shares that may be purchased by the underwriters pursuant to their option to purchase additional Class A ordinary shares to cover over-allotment, if any.

In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional Class A ordinary shares that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.